UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	July 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.18%)
CONSUMER DISCRETIONARY – (2.73%)
Consumer Durables & Apparel – (1.05%)
8,000	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	$312,182
13,597	Hunter Douglas NV (Netherlands)	522,709

		834,891

Media – (1.68%)
65,120	Grupo Televisa S.A., ADR (Mexico)	1,237,280
2,790	Walt Disney Co.	93,995

		1,331,275

	Total Consumer Discretionary	2,166,166

CONSUMER STAPLES – (16.56%)
Food & Staples Retailing – (2.82%)
73,000	CVS Caremark Corp.	2,240,370

Food, Beverage & Tobacco – (13.74%)
53,400	Coca-Cola Co.	2,942,874
68,549	Heineken Holding NV (Netherlands)	2,688,823
220	Japan Tobacco Inc. (Japan)	707,912
596	Lindt & Spruengli AG (Switzerland)	1,341,100
17,500	Mead Johnson Nutrition Co.	929,950
46,600	Nestle S.A. (Switzerland)	2,303,830

		10,914,489

	Total Consumer Staples	13,154,859

ENERGY – (4.84%)
150,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	1,585,456
56,535	Tenaris S.A., ADR (Argentina)	2,264,227

	Total Energy	3,849,683

FINANCIALS – (18.50%)
Banks – (4.30%)
	Commercial Banks – (4.30%)
25,100	Banco Santander Brasil S.A., ADS (Brazil)	334,332
1,074,169	China CITIC Bank - H (China)	724,640
882,358	China Merchants Bank Co., Ltd. - H (China)	2,357,120

		3,416,092

Diversified Financials – (4.80%)
	Capital Markets – (0.59%)
18,660	Brookfield Asset Management Inc., Class A (Canada)	468,179

	Diversified Financial Services – (4.21%)
7,443	Groupe Bruxelles Lambert S.A. (Belgium)	578,469
22,700	Oaktree Capital Group LLC, Class A	777,475
12,876	Pargesa Holdings S.A., Bearer Shares (Switzerland)	885,017
129,945	RHJ International (Belgium)*	1,104,083

		3,345,044

		3,813,223

Insurance – (1.78%)
	Insurance Brokers – (0.97%)
32,600	CNinsure Inc., ADR (China)	768,708

	Multi-line Insurance – (0.76%)
1,515	Fairfax Financial Holdings Ltd. (Canada)	602,289

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (0.05%)
790	ACE Ltd.	$41,933

		1,412,930

Real Estate – (7.62%)
12,410	Digital Realty Trust, Inc.	784,560
19,710	Forest City Enterprises, Inc., Class A *	250,317
497,690	Hang Lung Group Ltd. (Hong Kong)	2,921,746
39,160	Mitsui Fudosan Co., Ltd. (Japan)	580,182
345,500	SEGRO PLC (United Kingdom)	1,517,995

		6,054,800

	Total Financials	14,697,045

HEALTH CARE – (19.08%)
Health Care Equipment & Services – (6.78%)
10,000	Becton, Dickinson and Co.	688,000
36,212	Essilor International S.A. (France)	2,265,105
19,508	IDEXX Laboratories, Inc. *	1,145,802
345,200	Sinopharm Medicine Holding Co., Ltd. - H (China)	1,288,806

		5,387,713

Pharmaceuticals, Biotechnology & Life Sciences – (12.30%)
46,530	Johnson & Johnson	2,702,928
69,936	Merck & Co., Inc.	2,409,995
84,300	Pfizer Inc.	1,264,500
15,900	Roche Holding AG - Genusschein (Switzerland)	2,068,206
311,900	Sinovac Biotech Ltd. (China)*	1,327,134

		9,772,763

	Total Health Care	15,160,476

INDUSTRIALS – (15.30%)
Capital Goods – (6.15%)
123,840	ABB Ltd., ADR (Switzerland)	2,499,091
92,900	Blount International, Inc. *	989,385
1,272,830	Shanghai Electric Group Co. Ltd. - H (China)	599,750
8,170	Siemens AG (Germany)	796,270

		4,884,496

Commercial & Professional Services – (0.18%)
6,073	Iron Mountain Inc.	143,748

Transportation – (8.97%)
449,551	China Merchants Holdings International Co., Ltd. (China)	1,698,657
622,570	China Shipping Development Co. Ltd. - H (China)	918,526
316,600	Clark Holdings, Inc. *	94,980
31,185	Kuehne & Nagel International AG (Switzerland)	3,343,923
98,700	LLX Logistica S.A. (Brazil)*	499,449
19,040	Ryanair Holdings PLC, ADR (Ireland)*	570,248

		7,125,783

	Total Industrials	12,154,027

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.91%)
Software & Services – (7.91%)
6,728	Google Inc., Class A *	$3,262,609
37,000	NetEase.com Inc., ADR (China)*	1,417,100
99,000	Western Union Co.	1,606,770

		6,286,479

	Total Information Technology	6,286,479

MATERIALS – (8.27%)
25,889	BHP Billiton PLC (United Kingdom)	792,772
7,600	Potash Corp. of Saskatchewan Inc. (Canada)	797,012
14,290	Rio Tinto PLC (United Kingdom)	740,973
173,080	Sino-Forest Corp. (Canada)*	2,665,100
32,920	Vale S.A., ADR (Brazil)	797,651
794,000	Yingde Gases Group Co. Ltd. (China)*	779,945

	Total Materials	6,573,453

TELECOMMUNICATION SERVICES – (3.33%)
53,393	America Movil SAB de C.V., Series L, ADR (Mexico)	2,648,826

	Total Telecommunication Services	2,648,826

UTILITIES – (1.66%)
396,352	China Resources Power Holdings Co. Ltd. (China)	864,397
900,100	Guangdong Investment Ltd. (China)	451,933

	Total Utilities	1,316,330

	TOTAL COMMON STOCK – (Identified cost $77,297,288)	78,007,344

PREFERRED STOCK – (0.48%)
FINANCIALS – (0.48%)
Real Estate – (0.48%)
15,600	SL Green Realty Corp., 7.625%, Series C	381,927

	TOTAL PREFERRED STOCK – (Identified cost $160,368)	381,927

CONVERTIBLE BONDS – (0.08%)
FINANCIALS – (0.08%)
Real Estate – (0.08%)
$40,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	62,150

	TOTAL CONVERTIBLE BONDS – (Identified cost $40,000)	62,150

SHORT TERM INVESTMENTS – (1.22%)
278,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.21%, 08/02/10, dated 07/30/10, repurchase value of $278,005
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 08/02/10-07/15/20, total market value $283,560)	278,000
691,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.22%, 08/02/10, dated 07/30/10, repurchase value of $691,013
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.50%, 04/01/25-06/15/45, total market value $704,820)	691,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $969,000)	969,000

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	July 31, 2010 (Unaudited)

	Total Investments – (99.96%) – (Identified cost $78,466,656) – (b)	$79,420,421
	Other Assets Less Liabilities – (0.04%)	32,505
	Net Assets – (100.00%)	$79,452,926

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $62,150 or 0.08% of the Fund's net assets as of July 31, 2010.

(b)	Aggregate cost for federal income tax purposes is $79,770,612. At July 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$8,311,566
	Unrealized depreciation	(8,661,757)
	Net unrealized depreciation	$(350,191)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.19%)
CONSUMER DISCRETIONARY – (3.53%)
Consumer Durables & Apparel – (1.02%)
3,870	Hunter Douglas NV (Netherlands)	$148,774

Media – (2.51%)
19,350	Grupo Televisa S.A., ADR (Mexico)	367,650

	Total Consumer Discretionary	516,424

CONSUMER STAPLES – (13.23%)
Food, Beverage & Tobacco – (13.23%)
22,550	Heineken Holding NV (Netherlands)	884,520
52	Japan Tobacco Inc. (Japan)	167,325
160	Lindt & Spruengli AG (Switzerland)	360,027
10,600	Nestle S.A. (Switzerland)	524,047

		1,935,919

	Total Consumer Staples	1,935,919

ENERGY – (4.77%)
10,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	105,697
14,800	Tenaris S.A., ADR (Argentina)	592,740

	Total Energy	698,437

FINANCIALS – (24.87%)
Banks – (7.65%)
Commercial Banks – (7.65%)
6,600	Banco Santander Brasil S.A., ADS (Brazil)	87,912
276,000	China CITIC Bank - H (China)	186,191
316,569	China Merchants Bank Co., Ltd. - H (China)	845,679

		1,119,782

Diversified Financials – (7.16%)
Capital Markets – (1.01%)
5,890	Brookfield Asset Management Inc., Class A (Canada)	147,780

Diversified Financial Services – (6.15%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	299,222
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	178,708
49,650	RHJ International (Belgium)*	421,853

		899,783

		1,047,563

Insurance – (2.70%)
	Insurance Brokers – (1.37%)
8,500	CNinsure Inc., ADR (China)	200,430

	Multi-line Insurance – (1.33%)
491	Fairfax Financial Holdings Ltd. (Canada)	195,197

		395,627

Real Estate – (7.36%)
136,000	Hang Lung Group Ltd. (Hong Kong)	798,404
11,200	Mitsui Fudosan Co., Ltd. (Japan)	165,935
25,400	SEGRO PLC (United Kingdom)	111,598

		1,075,937

	Total Financials	3,638,909

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	July 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (13.77%)
Health Care Equipment & Services – (6.47%)
9,590	Essilor International S.A. (France)	$599,867
92,800	Sinopharm Medicine Holding Co., Ltd. - H (China)	346,469

		946,336

Pharmaceuticals, Biotechnology & Life Sciences – (7.30%)
4,140	Roche Holding AG - Genusschein (Switzerland)	538,514
3,200	Sanofi-Aventis (France)	185,861
80,700	Sinovac Biotech Ltd. (China)*	343,378

		1,067,753

	Total Health Care	2,014,089

INDUSTRIALS – (17.25%)
Capital Goods – (6.89%)
31,950	ABB Ltd., ADR (Switzerland)	644,751
346,100	Shanghai Electric Group Co. Ltd. - H (China)	163,080
2,050	Siemens AG (Germany)	199,799

		1,007,630

Transportation – (10.36%)
117,850	China Merchants Holdings International Co., Ltd. (China)	445,304
62,000	China Shipping Development Co. Ltd. - H (China)	91,473
6,400	Kuehne & Nagel International AG (Switzerland)	686,263
27,000	LLX Logistica S.A. (Brazil)*	136,627
5,200	Ryanair Holdings PLC, ADR (Ireland)*	155,740

		1,515,407

	Total Industrials	2,523,037

INFORMATION TECHNOLOGY – (2.49%)
Software & Services – (2.49%)
9,500	NetEase.com Inc., ADR (China)*	363,850

	Total Information Technology	363,850

MATERIALS – (11.53%)
6,900	BHP Billiton PLC (United Kingdom)	211,291
2,000	Potash Corp. of Saskatchewan Inc. (Canada)	209,740
3,812	Rio Tinto PLC (United Kingdom)	197,662
41,700	Sino-Forest Corp. (Canada)*	642,100
8,600	Vale S.A., ADR (Brazil)	208,378
221,500	Yingde Gases Group Co. Ltd. (China)*	217,579

	Total Materials	1,686,750

TELECOMMUNICATION SERVICES – (3.85%)
11,350	America Movil SAB de C.V., Series L, ADR (Mexico)	563,073

	Total Telecommunication Services	563,073

UTILITIES – (1.90%)
81,400	China Resources Power Holdings Co. Ltd. (China)	177,524
200,000	Guangdong Investment Ltd. (China)	100,418

	Total Utilities	277,942

	TOTAL COMMON STOCK – (Identified cost $13,734,716)	14,218,430

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	July 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (2.50%)
$105,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.21%, 08/02/10, dated 07/30/10, repurchase value of $105,002
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 08/02/10-07/15/20, total market value $107,100)	$105,000
260,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.22%, 08/02/10, dated 07/30/10, repurchase value of $260,005
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.50%, 04/01/25-06/15/45, total market value $265,200)	260,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $365,000)	365,000

	Total Investments – (99.69%) – (Identified cost $14,099,716) – (a)	14,583,430
	Other Assets Less Liabilities – (0.31%)	45,875
Net Assets – (100.00%)		$14,629,305

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $14,175,961. At July 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$1,863,644
	Unrealized depreciation	(1,456,175)
Net unrealized appreciation		$407,469

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Schedule of Investments
July 31, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$2,166,166	$516,424
Consumer staples	13,154,859	1,935,919
Energy	3,849,683	698,437
Financials	14,301,497	3,638,909
Health care	15,160,476	2,014,089
Industrials	12,154,027	2,523,037
Information technology	6,286,479	363,850
Materials	6,573,453	1,686,750
Telecommunication services	2,648,826	563,073
Utilities	1,316,330	277,942
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	62,150	–
Equity securities:
Financials	777,475	–
Short-term securities	969,000	365,000
Level 3 – Significant Unobservable Inputs:	–	–
Total	$79,420,421	$14,583,430

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 22, 2010

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  September 22, 2010